Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of Related Parties
a.	The Company engages in business transactions with the following related parties:

Company	Relationship
Taiwan International Standard Electronics Co., Ltd.	Associate
So-net Entertainment Taiwan Limited	Associate
Skysoft Co., Ltd.	Associate
KingwayTek Technology Co., Ltd.	Associate
Dian Zuan Integrating Marketing Co., Ltd.	Associate
Taiwan International Ports Logistics Corporation	Associate
Huada Digital Corporation	Joint venture
Chunghwa Benefit One Co., Ltd.	Joint venture
International Integrated System, Inc.	Associate
Senao Networks, Inc.	Associate
EnGenius Tech. Co., Ltd.	Associate
HopeTech Technologies Limited	Associate
ST-2 Satellite Ventures Pte., Ltd.	Associate
Viettel-CHT Co., Ltd.	Associate
Click Force Co., Ltd.	Associate
Other related parties
Chunghwa Telecom Foundation	A nonprofit organization of which the funds donated by Chunghwa exceeds one third of its total funds
Senao Technical and Cultural Foundation	A nonprofit organization of which the funds donated by SENAO exceeds one third of its total funds
Sochamp Technology Co., Ltd.	Investor of significant influence over CHST
E-Life Mall Co., Ltd.	One of the directors of E-Life Mall and a director of SENAO are members of an immediate family
Engenius Technologies Co., Ltd.	Chairman of Engenius Technologies Co., Ltd. is a member of SENAO’s management
United Daily News Co., Ltd.	Investor of significant influence over SFD
Shenzhen Century Communication Co., Ltd.	Investor of significant influence over SCT

Details of Transactions Between the Company and Other Related Parties
1)	Operating transactions

	Revenues
	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Associates	$333	$292	$344
Joint ventures	9	7	1
Others	81	49	65

	$423	$348	$410

	Operating Costs and Expenses
	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Associates	$1,451	$1,405	$1,197
Joint ventures	17	17	2
Others	62	74	71
	$1,530	$1,496	$1,270

2)	Non-operating transactions

	Non-operating Income and Expenses
	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
Associates	$36	$37	$32
Others	—	—	—
	$36	$37	$32

3)	Receivables

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Associates	$9	$43
Joint ventures	—	—
Others	5	6
	$14	$49

4)	Payables

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Associates	$757	$680
Joint ventures	1	—
Others	4	4
	$762	$684

5)	Customers’ deposits

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Associates	$10	$6
Joint ventures	1	—
	$11	$6

6)	Acquisition of property, plant and equipment

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Associates	$314	$313	$390
Joint ventures	11	7	—
	$325	$320	$390

The prepaid rents (classified as prepayments) as of December 31, 2016 and 2017, were as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Prepaid rents - current	$204	$204
Prepaid rents - noncurrent	1,755	1,551
	$1,959	$1,755

Compensation of Directors and Other Key Management Personnel
c.	Compensation of key management personnel

The compensation of directors and other key management personnel for the years ended December 31, 2015, 2016 and 2017 were as follows:

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
Short-term employee benefits	$212	$251	$254
Post-employment benefits	9	8	9
Share-based payment	3	2	2
	$224	$261	$265